Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Accounting Policies [Abstract]
Schedule of Property and Equipment

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over estimated useful lives as follows:

Plant equipment	2 to 15 years
Computer and software	1 to 2 years
Office equipment	3 to 10 years
Building improvements	20 years

Property and equipment is stated at cost. Depreciation is computed using the straight-line method over estimated useful lives as follows:

Plant equipment	2 to 15 years
Computer and software	1 to 2 years
Office equipment	3 to 10 years
Building improvements	20 years

Schedule of Derivative Financial Instruments

In applying the Black-Scholes valuation model, the Company used the following assumptions during the quarter ended December 31, 2015:

For the quarter Ended
December 31, 2015
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	0.03% – 0.13%
Expected volatility	210.12.% – 400.48%

In applying the Black-Scholes valuation model, the Company used the following assumptions during the year ended September 30, 2015:

For the year and quarter Ended September 30, 2015
Annual dividend yield	-
Expected life (years)	0.50 – 1.00
Risk-free interest rate	0.03% – 0.13%
Expected volatility	210.12.% – 400.48%

Schedule of Convertible Debt Measured at Fair Value

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of December 31, 2015:

Carry Value at
December 31, 2015

Derivative liabilities:
Embedded conversion features - notes	$646,202

Total derivative liability	$646,202

For the 3 Months ended
December 31, 2015
Change in fair value included in other income (expense), net	$15,225

The following table presents the Company’s embedded conversion features of its convertible debt measured at fair value on a recurring basis as of September 30, 2015:

Carry Value at
September 30, 2015
Derivative liabilities:
Embedded conversion features - notes	$498,417

Total derivative liability	$498,417

For the year ended
September 30, 2015
Change in fair value included in other income (expense), net	131,044

Derivative Liabilities Measured at Fair Value

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

For the 3 Months ended
December 31, 2015
Embedded Conversion
Features - Notes:
Balance at beginning of year	$498,417
Change in derivative liabilities	$163,010
Net change in fair value included in net loss	$-15,225
Ending balance	$646,202

The following table provides a reconciliation of the beginning and ending balances for the Company’s derivative liabilities measured at fair value using Level 3 inputs:

For the year ended
September 30, 2015
Embedded Conversion
Features - Notes:
Balance at beginning of year	$752,997
Change in derivative liabilities	$-385,624
Net change in fair value included in net loss	$-131,044
Ending balance	$498,417